INCOME TAXES (Schedule of Loss Before Taxes on Income ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic loss	$ (27,469)	$ (116,661)	$ (167,606)
Foreign income	11,503	53,403	30,588
Loss before taxes on income	$ (15,966)	$ (63,258)	$ (137,018)